TAXATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF RECONCILIATION OF EFFECTIVE TAX RATE

Reconciliation between the statutory rate and the effective tax rate is as follows for the six months ended June 30, 2024 and 2023.

	2024	2023
PRC statutory tax rate	25%	25%
Foreign loss not recognized in PRC	(12)%	(124)%
Permanent difference and others	-	160%
Change in valuation allowance	(65)%	253%
Effective tax rate	(52)%	314%

Reconciliation between the statutory rate and the effective tax rate is as follows for the years ended December 31, 2023, 2022 and 2021.

	2023	2022	2021
PRC statutory tax rate	25%	25%	25%
Net impact of exemption and favorable tax rate rendered by local tax authorities
Foreign loss not recognized in PRC	1%	2%	-%
Permanent difference and others	(2)%	(4)%	(1)%
Change in valuation allowance	(25)%	(25)%	(25)%
Effective tax rate	(1)%	(2)%	-

SCHEDULE OF DEFERRED TAX ASSETS

The Company’s deferred tax assets were as follows:

	June 30, 2024	December 31, 2023

Tax effect of net operating losses carried forward	92,851	15,445,085
Valuation allowance	(92,851)	(15,445,085)
Deferred tax assets, net	$-	$-

The Company’s deferred tax assets were as follows:

	December 31, 2023	December 31, 2022

Tax effect of net operating losses carried forward	15,445,085	3,968,729
Valuation allowance	(15,445,085)	(3,968,729)
Deferred tax assets, net	$-	$-